J.P. MORGAN INCOME FUNDS

JPMorgan Core Plus Bond Fund

(Class A, Class C and Select Class Shares)

(a series of JPMorgan Trust II)

Supplement dated January 6, 2016

to the Prospectus

dated July 1, 2015, as supplemented

Changes to Expense Limitation Agreement: Effective immediately, the JPMorgan Core Plus Bond Fund’s (the “Fund”) adviser and/or its affiliates have contractually agreed to waive additional fees and/or reimburse additional expenses on all the Shares Classes of the Fund for a longer time period. In connection with this commitment, the “Annual Fund Operating Expenses” and “Example” tables in the Fund’s prospectus are hereby replaced with the corresponding tables below.

For the Class A, Class C and Select Class Shares:

The tables below replace the corresponding tables on page 5-6 of the prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Select Class
Management Fees	0.30%	0.30%	0.30%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE
Other Expenses	0.44	0.43	0.38
Shareholder Service Fees	0.25	0.25	0.25
Remainder of Other Expenses[1]	0.19	0.18	0.13
Acquired Fund Fees and Expenses	0.01	0.01	0.01

Total Annual Fund Operating Expenses	1.00	1.49	0.69
Fee Waivers and Expense Reimbursements[2]	(0.25)	(0.09)	(0.23)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[2]	0.75	1.40	0.46

1	“Remainder of Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect a reallocation of sub-transfer agency expenses among the classes as if they had been in effect during the most recent fiscal year.

2	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 0.75%, 1.40% and 0.46% of the average daily net assets of Class A, Class C and Select Class Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 1/5/18, at which time the adviser and/or its affiliates will determine whether to renew or revise them.

SUP-CPBACS-116

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 1/5/18 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	449	632	859	1,509
CLASS C SHARES ($)	243	453	796	1,764
SELECT CLASS SHARES ($)	47	173	337	814

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	449	632	859	1,509
CLASS C SHARES ($)	143	453	796	1,764
SELECT CLASS SHARES ($)	47	173	337	814

Changes to Additional Fee and Expense Information. In connection with the change to the expense limitation agreement, the following replaces the information in the table on page 196 with respect to the Shares of the Fund:

	Class	Net Expense Ratio	Gross Expense Ratio
JPMorgan Core Plus Bond Fund	A	0.75%	1.00%
	C	1.40%	1.49%
	Select	0.46%	0.69%

The following replace the tables on page 199 of the prospectus.

JPMorgan Core Plus Bond Fund

	Class A				Class C1
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
January 5, 2017	$449	1.06%	0.34%	0.34%	$143	5.00%	3.60%	3.60%
January 5, 2018	77	6.12	4.61	4.25	148	10.25	7.33	3.60
January 5, 2019	107	11.42	8.79	4.00	163	15.76	11.10	3.51
January 5, 2020	111	16.99	13.14	4.00	168	21.55	15.00	3.51
January 5, 2021	115	22.84	17.67	4.00	174	27.63	19.03	3.51
January 5, 2022	120	28.98	22.37	4.00	180	34.01	23.21	3.51
January 5, 2023	125	35.43	27.27	4.00	187	40.71	27.54	3.51
January 5, 2024	130	42.21	32.36	4.00	193	47.75	32.01	3.51
January 5, 2025	135	49.32	37.65	4.00	200	55.13	36.65	3.51
January 5, 2026	140	56.78	43.16	4.00	207	62.89	41.44	3.51

1	The disclosure and numbers for Class C Shares shown above assume that the shareholder did not redeem the shares. With redemption, the numbers for Class C Shares for the first and second year (period ended January 5, 2018) would be as follows:

Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
$243	4.00%	2.60%	2.60%

	Select Class
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
January 5, 2017	$47	5.00%	4.54%	4.54%
January 5, 2018	49	10.25	9.29	4.54
January 5, 2019	77	15.76	14.00	4.31
January 5, 2020	80	21.55	18.91	4.31
January 5, 2021	84	27.63	24.03	4.31
January 5, 2022	87	34.01	29.38	4.31
January 5, 2023	91	40.71	34.96	4.31
January 5, 2024	95	47.75	40.77	4.31
January 5, 2025	99	55.13	46.84	4.31
January 5, 2026	104	62.89	53.17	4.31

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

J.P. MORGAN INCOME FUNDS

JPMorgan Core Plus Bond Fund

(Institutional Class Shares)

(a series of JPMorgan Trust II)

Supplement dated January 6, 2016

to the Prospectus

dated July 1, 2015, as supplemented

Changes to Expense Limitation Agreement: Effective immediately, the JPMorgan Core Plus Bond Fund’s (the “Fund”) adviser and/or its affiliates have contractually agreed to waive additional fees and/or reimburse additional expenses on all the Shares Classes of the Fund for a longer time period. In connection with this commitment, the “Annual Fund Operating Expenses” and “Example” tables in the Fund’s prospectus are hereby replaced with the corresponding tables below.

For the Institutional Class Shares:

The tables below replace the corresponding tables on page 1 of the prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Institutional Class
Management Fees	0.30%
Distribution (Rule 12b-1) Fees	NONE
Other Expenses	0.23
Shareholder Service Fees	0.10
Remainder of Other Expenses[1]	0.13
Acquired Fund Fees and Expenses	0.01

Total Annual Fund Operating Expenses	0.54
Fee Waivers and Expense Reimbursements[2]	(0.05)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[2]	0.49

1	“Remainder of Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect a reallocation of sub-transfer agency expenses among the classes as if they had been in effect during the most recent fiscal year.

2	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 0.49% of the average daily net assets of Institutional Class Shares. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 1/5/18, at which time the adviser and/ or its affiliates will determine whether to renew or revise them.

SUP-CPBI-116

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 1/5/18 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
INSTITUTIONAL CLASS SHARES ($)	50	163	292	667

Changes to Additional Fee and Expense Information. In connection with the change to the expense limitation agreement, the following replaces the information in the table on page 48 with respect to the Shares of the Fund:

	Class	Net Expense Ratio	Gross Expense Ratio
JPMorgan Core Plus Bond Fund	Institutional	0.49%	0.54%

The following replace the tables on page 48 of the prospectus.

JPMorgan Core Plus Bond Fund

	Institutional Class
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
January 5, 2017	$50	5.00%	4.51%	4.51%
January 5, 2018	52	10.25	9.22	4.51
January 5, 2019	60	15.76	14.09	4.46
January 5, 2020	63	21.55	19.18	4.46
January 5, 2021	66	27.63	24.50	4.46
January 5, 2022	69	34.01	30.05	4.46
January 5, 2023	72	40.71	35.85	4.46
January 5, 2024	75	47.75	41.91	4.46
January 5, 2025	78	55.13	48.24	4.46
January 5, 2026	82	62.89	54.85	4.46

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

J.P. MORGAN INCOME FUNDS

JPMorgan Core Plus Bond Fund

(Class R2 and Class R6 Shares)

(a series of JPMorgan Trust II)

Supplement dated January 6, 2016

to the Prospectus

dated July 1, 2015, as supplemented

Changes to Expense Limitation Agreement: Effective immediately, the JPMorgan Core Plus Bond Fund’s (the “Fund”) adviser and/or its affiliates have contractually agreed to waive additional fees and/or reimburse additional expenses on all the Shares Classes of the Fund for a longer time period. In connection with this commitment, the “Annual Fund Operating Expenses” and “Example” tables in the Fund’s prospectus are hereby replaced with the corresponding tables below.

For the Class R2 and Class R6 Shares:

The tables below replace the corresponding tables on page 5 of the prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class R2	Class R6
Management Fees	0.30%	0.30
Distribution (Rule 12b-1) Fees	0.50	NONE
Other Expenses	0.55	0.12
Shareholder Service Fees	0.25	NONE
Remainder of Other Expenses[1]	0.30	0.12
Acquired Fund Fees and Expenses	0.01	0.01

Total Annual Fund Operating Expenses	1.36	0.43
Fee Waivers and Expense Reimbursements[2]	(0.21)	(0.03)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[2]	1.15	0.40

1	“Remainder of Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect a reallocation of sub-transfer agency expenses among the classes as if they had been in effect during the most recent fiscal year.

2	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 1.15% and 0.40% of the average daily net assets of Class R2 and Class R6 Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 1/5/18, at which time the adviser and/ or its affiliates will determine whether to renew or revise them.

SUP-CPBR2R6-116

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 1/5/18 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS R2 SHARES ($)	117	388	703	1,597
CLASS R6 SHARES ($)	41	132	235	536

Changes to Additional Fee and Expense Information. In connection with the change to the expense limitation agreement, the following replaces the information in the table on page 174 with respect to the Shares of the Fund:

	Class	Net Expense Ratio	Gross Expense Ratio
JPMorgan Core Plus Bond Fund	R2	1.15%	1.36%
	R6	0.40%	0.43%

The following replace the tables on page 176 of the prospectus.

JPMorgan Core Plus Bond Fund

	Class R2
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
January 5, 2017	$117	5.00%	3.85%	3.85%
January 5, 2018	122	10.25	7.85	3.85
January 5, 2019	149	15.76	11.77	3.64
January 5, 2020	155	21.55	15.84	3.64
January 5, 2021	160	27.63	20.06	3.64
January 5, 2022	166	34.01	24.43	3.64
January 5, 2023	172	40.71	28.96	3.64
January 5, 2024	179	47.75	33.65	3.64
January 5, 2025	185	55.13	38.52	3.64
January 5, 2026	192	62.89	43.56	3.64

	Class R6
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
January 5, 2017	$41	5.00%	4.60%	4.60%
January 5, 2018	43	10.25	9.41	4.60
January 5, 2019	48	15.76	14.41	4.57
January 5, 2020	50	21.55	19.64	4.57
January 5, 2021	53	27.63	25.11	4.57
January 5, 2022	55	34.01	30.83	4.57
January 5, 2023	58	40.71	36.80	4.57
January 5, 2024	60	47.75	43.06	4.57
January 5, 2025	63	55.13	49.59	4.57
January 5, 2026	66	62.89	56.43	4.57

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE